Note 10 - Capital Stock and Reserves - Warrant Derivative Liability (Details) - Unit warrants expiring August 24, 2028 [member]		12 Months Ended
	Aug. 24, 2024 CAD ($) shares	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 CAD ($) shares		Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares	Aug. 24, 2024 $ / shares	Mar. 31, 2024 shares	Aug. 24, 2023 CAD ($) shares	Mar. 31, 2023 shares
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	800,000	800,000	800,000					800,000	800,000	0
Fair Value of each warrant at valuation date (in dollars per share) | $ / shares					$ 0.97	$ 0.14	$ 0.61
Exchange rate	1.35397	1.39122	1.43125
Fair value of warrants outstanding (derivative liability)	$ 656,946	$ 1,052,094	$ 152,765						$ 823,597
Change in fair value of derivatives	$ 166,651	$ 899,329	$ 498,534	[1]

[1]	Adjusted by $5,647 for portion allocated to Spin-Out (Note 17).